Investments in associates and joint ventures - Financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Investments in associates and joint ventures
Current assets	$ 17,042	$ 15,292
Non-current assets	74,671	72,898
Total assets	91,713	88,190
Current liabilities	13,845	9,111
Non-current liabilities	38,875	34,247
Total liabilities	52,720	43,358
Stockholders' equity	38,993	44,832	$ 44,772	$ 41,024
Net revenue	37,570	36,575	33,967
Net income (loss)	$ (2,180)	6,988	$ 6,334
Number of joint ventures accounted under equity method | item	5
VLI S.A.
Investments in associates and joint ventures
Current assets	$ 805	679
Non-current assets	4,507	3,938
Total assets	5,312	4,617
Current liabilities	773	544
Non-current liabilities	2,380	1,795
Total liabilities	3,153	2,339
Stockholders' equity	2,159	2,278
Net revenue	1,238	1,253
Net income (loss)	2	79
Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
Current assets	215	186
Non-current assets	880	938
Total assets	1,095	1,124
Current liabilities	99	83
Non-current liabilities	142	158
Total liabilities	241	241
Stockholders' equity	854	883
Net revenue	257	248
Net income (loss)	57	45
Alianca Norte Energia Participacoes S.A.
Investments in associates and joint ventures
Non-current assets	314	318
Total assets	314	318
Stockholders' equity	314	318
Net income (loss)	8	30
California Steel Industries, Inc
Investments in associates and joint ventures
Current assets	481	489
Non-current assets	344	360
Total assets	825	849
Current liabilities	186	186
Non-current liabilities	155	169
Total liabilities	341	355
Stockholders' equity	484	494
Net revenue	997	1,389
Net income (loss)	46	154
Companhia Siderurgica do Pecem
Investments in associates and joint ventures
Current assets	438	693
Non-current assets	2,960	3,062
Total assets	3,398	3,755
Current liabilities	985	970
Non-current liabilities	2,675	2,785
Total liabilities	3,660	3,755
Stockholders' equity	(262)
Net revenue	1,393	1,682
Net income (loss)	(412)	(486)
Pelletizing
Investments in associates and joint ventures
Current assets	720	964
Non-current assets	315	296
Total assets	1,035	1,260
Current liabilities	297	437
Non-current liabilities	2	2
Total liabilities	299	439
Stockholders' equity	736	821
Net revenue	583	911
Net income (loss)	392	609
MRS Logistica S.A.
Investments in associates and joint ventures
Current assets	490	263
Non-current assets	2,196	1,826
Total assets	2,686	2,089
Current liabilities	415	360
Non-current liabilities	1,242	699
Total liabilities	1,657	1,059
Stockholders' equity	1,029	1,030
Net revenue	759	927
Net income (loss)	103	150
Nacala BV
Investments in associates and joint ventures
Current assets	384	380
Non-current assets	4,505	4,619
Total assets	4,889	4,999
Current liabilities	516	277
Non-current liabilities	4,671	4,971
Total liabilities	5,187	5,248
Stockholders' equity	(298)	(249)
Net revenue	782	825
Net income (loss)	$ (49)	$ 7